Trade and other receivables - Movement in the provision for impairment of trade receivables (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Movements on the provision for impairment of trade receivables
Balance at beginning of year	€ 14	€ 14	€ 14
Provision for receivable impairment	5	1	2
Receivables written off during the year as uncollectible		(1)	(2)
Balance at end of year	€ 19	€ 14	€ 14